Long-term Debt - Revolving Facility (Details) - USD ($)		12 Months Ended
	Aug. 23, 2018	Mar. 31, 2020	Mar. 31, 2019
Line of Credit Facility [Line Items]
Aggregate principal amount outstanding		$ 521,125,000
Revolving Facility | Line of Credit | Revolving Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 60,000,000.0
Commitment fee percentage	0.25%
Fronting fee percentage	0.125%
Line of credit, debt issuance costs incurred	$ 800,000
Amortization of debt issuance costs		200,000	$ 100,000
Debt issuance costs, net		500,000	700,000
Covenant, maximum net leverage ratio	750.00%
Aggregate principal amount outstanding		0
Available borrowing capacity		44,700,000	59,500,000
Revolving Facility | Line of Credit | Revolving Credit Facility | Alternative Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable interest rate	1.25%
Revolving Facility | Line of Credit | Revolving Credit Facility | LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable interest rate	2.25%
Revolving Facility | Line of Credit | Letter of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity		25,000,000.0
Letters of credit issued		$ 15,300,000	$ 500,000